Business segment information (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Business segment financial information

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2012, 2013, and 2014:

	Year ended March 31,
Product Line	2012	2013	2014
Scales	95%	90%	95%
Pet Electronics Products	3%	8%	4%
Others	2%	2%	1%
Total	100%	100%	100%

Summarized financial information by business segment as of March 31, 2012, 2013 and 2014 is as follows:

	Net sales	Operating (loss) / profit	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2012

Scales & Pet Electronics Products & Others	26,682	(117)	17,147	54	3,415

Total operating segments	26,682	(117)	17,147	54	3,415
Corporate	-	-	6,021	176	-

Group	26,682	(117)	23,168	230	3,415

2013

Scales & Pet Electronics Products & Others	30,386	(403)	20,097	120	1,412

Total operating segments	30,386	(403)	20,097	120	1,412
Corporate	-	-	7,026	226	-

Group	30,386	(403)	27,123	346	1,412

	Net sales	Operating profit / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
2014

Scales & Pet Electronics Products & Others	31,305	295	24,424	1,086	2,898

Total operating segments	31,305	295	24,424	1,086	2,898
Corporate	-	-	7,716	289	-

Group	31,305	295	32,140	1,375	2,898

Total property plant and equipment

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2013	2014
	$ in thousands	$ in thousands

Hong Kong	1,115	1,090
The PRC	7,184	11,362

Total property, plant and equipment	8,299	12,452

Net export sales
	2013	2014
	$ in thousands	$ in thousands

Tax loss carry forwards	700	853
Less: Valuation allowance	(700)	(853)
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